SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)		12 Months Ended
	Sep. 15, 2015	Dec. 31, 2020
Refined Gold
Revenue recognition
Percentage of receipt on sale		90.00%
Payment terms		P2D
Percentage of mineral value final payment		10.00%
Terms for final payment (in days)		7 days
Dore | Refined Gold
Revenue recognition
Process time to refine mineral (in days)		10 days
Dore | Refined Gold | Minimum
Revenue recognition
Obligation delivered (as percent)		95.00%
Dore | Refined Gold | Maximum
Revenue recognition
Obligation delivered (as percent)		99.00%
Concentrate | Minimum
Revenue recognition
Percentage of receipt on sale		90.00%
Payment terms		P5D
Percentage of mineral value final payment		8.50%
Concentrate | Maximum
Revenue recognition
Percentage of receipt on sale		92.50%
Payment terms		P15D
Percentage of mineral value final payment		10.00%
Offtake obligation | Refined Gold
Revenue recognition
Mineral obligation (as a percent)	100.00%
Mineral (in ounces)	7,067,000